Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023
Disclosure of credit risk exposure [line items]
Beginning balance	$ 4,267
Ending balance	4,228
IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	4,228	$ 3,028
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	3,756	2,638
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	472	390
Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	234	142
Net remeasurement of loss allowance	41	25
Loan originations	8	7
Derecognitions and maturities	(4)	(2)
Model changes	(6)	(7)
Total PCL	39	23
Write-offs	(2)	(3)
Recoveries of previous write-offs	2	1
Foreign exchange and other	(8)	(4)
Ending balance	265	159
Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	806	517
Net remeasurement of loss allowance	123	87
Loan originations	24	12
Derecognitions and maturities	(23)	(10)
Model changes	61	(13)
Total PCL	185	76
Write-offs	(159)	(62)
Recoveries of previous write-offs	25	15
Foreign exchange and other	(106)	(7)
Ending balance	751	539
Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	496	365
Net remeasurement of loss allowance	113	88
Loan originations	17	18
Derecognitions and maturities	(10)	(6)
Model changes	13
Total PCL	133	100
Write-offs	(152)	(80)
Recoveries of previous write-offs	48	19
Foreign exchange and other	(15)	(9)
Ending balance	510	395
Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	2,731	1,974
Net remeasurement of loss allowance	215	28
Loan originations	91	81
Derecognitions and maturities	(153)	(92)
Model changes	110
Total PCL	263	17
Write-offs	(220)	(76)
Recoveries of previous write-offs	75	11
Foreign exchange and other	(147)	9
Ending balance	2,702	1,935
Stage One [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,290	1,038
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	1,062	840
Stage One [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	228	198
Stage One [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	73	59
Transfer to Stage 1	23	24
Transfer to Stage 2	(2)	(9)
Net remeasurement of loss allowance	(33)	(7)
Loan originations	8	7
Derecognitions and maturities	(1)	(1)
Model changes	(1)	(24)
Total PCL	(6)	(10)
Foreign exchange and other	(1)	1
Ending balance	66	50
Stage One [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	220	111
Transfer to Stage 1	59	60
Transfer to Stage 2	(11)	(11)
Transfer to Stage 3	(2)	(1)
Net remeasurement of loss allowance	(65)	(40)
Loan originations	24	12
Derecognitions and maturities	(4)	(3)
Model changes	15	(16)
Total PCL	16	1
Foreign exchange and other	(92)	(1)
Ending balance	144	111
Stage One [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	188	115
Transfer to Stage 1	50	40
Transfer to Stage 2	(13)	(9)
Transfer to Stage 3	(1)	(1)
Net remeasurement of loss allowance	(75)	(36)
Loan originations	17	18
Derecognitions and maturities	(2)	(1)
Model changes	4
Total PCL	(20)	11
Foreign exchange and other	(1)
Ending balance	167	126
Stage One [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,043	746
Transfer to Stage 1	184	87
Transfer to Stage 2	(119)	(30)
Transfer to Stage 3	(2)	(1)
Net remeasurement of loss allowance	(220)	(114)
Loan originations	83	81
Derecognitions and maturities	(50)	(41)
Model changes	53
Total PCL	(71)	(18)
Foreign exchange and other	(59)	23
Ending balance	913	751
Stage Two [Member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,235	1,452
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	2,011	1,271
Stage Two [Member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	224	181
Stage Two [Member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	151	67
Transfer to Stage 1	(23)	(24)
Transfer to Stage 2	5	10
Transfer to Stage 3	(6)	(2)
Net remeasurement of loss allowance	70	30
Derecognitions and maturities	(3)	(1)
Model changes	(5)	17
Total PCL	38	30
Foreign exchange and other	(2)	(1)
Ending balance	187	96
Stage Two [Member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	434	304
Transfer to Stage 1	(55)	(58)
Transfer to Stage 2	22	20
Transfer to Stage 3	(29)	(22)
Net remeasurement of loss allowance	31	77
Derecognitions and maturities	(8)	(7)
Model changes	46	3
Total PCL	7	13
Foreign exchange and other	(5)	(1)
Ending balance	436	316
Stage Two [Member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	308	250
Transfer to Stage 1	(50)	(40)
Transfer to Stage 2	13	9
Transfer to Stage 3	(48)	(33)
Net remeasurement of loss allowance	122	90
Derecognitions and maturities	(8)	(5)
Model changes	9
Total PCL	38	21
Foreign exchange and other	(3)	(2)
Ending balance	343	269
Stage Two [Member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	1,155	789
Transfer to Stage 1	(182)	(86)
Transfer to Stage 2	122	75
Transfer to Stage 3	(63)	(30)
Net remeasurement of loss allowance	295	64
Loan originations	8
Derecognitions and maturities	(92)	(51)
Model changes	57
Total PCL	145	(28)
Foreign exchange and other	(31)	10
Ending balance	1,269	771
Stage three [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Ending balance	703	538
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
Ending balance	683	527
Stage three [member] | IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
Ending balance	20	11
Stage three [member] | Residential mortgages [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	10	16
Transfer to Stage 2	(3)	(1)
Transfer to Stage 3	6	2
Net remeasurement of loss allowance	4	2
Total PCL	7	3
Write-offs	(2)	(3)
Recoveries of previous write-offs	2	1
Foreign exchange and other	(5)	(4)
Ending balance	12	13
Stage three [member] | Consumer installment and other personal loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	152	102
Transfer to Stage 1	(4)	(2)
Transfer to Stage 2	(11)	(9)
Transfer to Stage 3	31	23
Net remeasurement of loss allowance	157	50
Derecognitions and maturities	(11)
Total PCL	162	62
Write-offs	(159)	(62)
Recoveries of previous write-offs	25	15
Foreign exchange and other	(9)	(5)
Ending balance	171	112
Stage three [member] | Credit Card Loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	49	34
Net remeasurement of loss allowance	66	34
Total PCL	115	68
Write-offs	(152)	(80)
Recoveries of previous write-offs	48	19
Foreign exchange and other	(11)	(7)
Stage three [member] | Business and government loans [member] | IFRS9 [member]
Disclosure of credit risk exposure [line items]
Beginning balance	533	439
Transfer to Stage 1	(2)	(1)
Transfer to Stage 2	(3)	(45)
Transfer to Stage 3	65	31
Net remeasurement of loss allowance	140	78
Derecognitions and maturities	(11)
Total PCL	189	63
Write-offs	(220)	(76)
Recoveries of previous write-offs	75	11
Foreign exchange and other	(57)	(24)
Ending balance	$ 520	$ 413